employee future benefits - Defined benefit pension plans - summary (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Other comprehensive income
Total	$ (5)	$ (186)	$ 1	$ (400)
Effect of asset ceiling limit
Other comprehensive income
Changes in the effect of limiting net defined benefit assets to the asset ceilings			976		$ 918
Pension plans | Pension plan | Present value of the defined benefit obligations
Employee benefits expense
Benefits earned for current service	(20)	(28)	(38)	(55)
Benefits earned for past service				(3)
Total	(20)	(28)	(38)	(58)
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	(100)	(74)	(200)	(149)
Total	(100)	(74)	(200)	(149)
Other comprehensive income
Changes in plan financial assumptions	(9)	1,536	(200)	3,027
Total	(9)	1,536	(200)	3,027
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
BENEFITS PAID BY PLANS			234	234
PLAN ACCOUNT BALANCES
Change in period			(204)	3,054
Balance at beginning of period			(8,075)	(10,233)	(10,233)
Balance at end of period	(8,279)	(7,179)	(8,279)	(7,179)	(8,075)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	(7,042)	(6,832)	(7,042)	(6,832)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	(1,237)	(347)	(1,237)	(347)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	(1,029)	(162)	(1,029)	(162)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at end of period	(208)	(185)	(208)	(185)
Pension plans | Pension plan | Plan assets
Employee benefits expense
Employees' contributions	5	5	9	9
Administrative fees	(1)	(2)	(2)	(3)
Total	4	3	7	6
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	109	74	219	148
Interest effect on asset ceiling limit	(11)	(2)	(23)	(3)
Total	98	72	196	145
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	8	(875)	234	(1,418)
Changes in the effect of limiting net defined benefit assets to the asset ceilings	6	(475)	(35)	(1,209)
Total	14	(1,350)	199	(2,627)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions			16	25
BENEFITS PAID BY PLANS			(234)	(234)
PLAN ACCOUNT BALANCES
Change in period			184	(2,685)
Balance at beginning of period			7,990	10,043	10,043
Balance at end of period	8,174	7,358	8,174	7,358	7,990
Pension plans | Pension plan | Plan assets | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	7,349	7,354	7,349	7,354
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	825	4	825	4
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	825	4	825	4
Pension plans | Pension plan | Net
Employee benefits expense
Total	(16)	(25)	(31)	(52)
Financing costs
Total	(2)	(2)	(4)	(4)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME	(18)	(27)	(35)	(56)
Other comprehensive income
Total	5	186	(1)	400
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME	(13)	159	(36)	344
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions			16	25
PLAN ACCOUNT BALANCES
Change in period			(20)	369
Balance at beginning of period			(85)	(190)	(190)
Balance at end of period	(105)	179	(105)	179	$ (85)
Pension plans | Pension plan | Net | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	307	522	307	522
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	(412)	(343)	(412)	(343)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	(204)	(158)	(204)	(158)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at end of period	$ (208)	$ (185)	$ (208)	$ (185)